Share-based payments - Disclosure of share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) shares £ / shares	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2022 shares
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.52	£ 1.49
Weighted average share price at exercise/release during year | £ / shares	£ 1.74	£ 1.68
Weighted average remaining contractual life	1 year	1 year
Number of options/awards outstanding (in shares) | shares	504,825	495,724	501,454
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/awards outstanding (in shares) | shares	240,029	288,755	316,534
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.81	£ 0.31
Weighted average share price at exercise/release during year | £ / shares	£ 1.71	£ 1.43
Weighted average remaining contractual life	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 2.10	£ 1.69
Weighted average share price at exercise/release during year | £ / shares	£ 2.12	£ 1.69
Weighted average remaining contractual life	3 years	3 years